S000005563 [Member] Investment Strategy - Nuveen Real Estate Securities Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate.
The Fund’s sub-adviser will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet. These companies may be of any market capitalization, including small- and mid-capitalization companies. The sub-adviser will generally sell a stock if the stock hits its price target, the company’s fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.
A majority of the Fund’s total assets will be invested in real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that invest in residential or commercial real estate. REITs generally can be divided into the following three types:
• Equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.
• Mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.
• Hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.
The Fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.
The Fund may invest up to 15% of its total assets in non-dollar denominated equity securities of non-U.S. issuers. In addition, the Fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of non-U.S. issuers and in dollar-denominated equity securities of non-U.S. issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the Fund’s total assets may be invested in equity securities of emerging market issuers.
The Fund may utilize derivatives, including options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts. The Fund may use these derivatives to manage market or business risk, enhance the Fund’s return, or hedge against adverse movements in currency exchange rates.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in income-producing common stocks of publicly traded companies engaged in the real estate industry.